Operating Segments - Segment Results for Operating Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [Line Items]
Revenue		$ 1,323,365	$ 1,224,262	$ 1,109,800
Payments to repair centers		39,095	62,240	82,954
Revenue less repair payments (non-GAAP)		1,284,270	1,162,022	1,026,846
Adjusted cost of revenue	[1],[2]	795,786	731,229	647,055
Segment gross profit		488,484	430,793	379,791
Other costs		219,609	190,091	160,016
Other income, net		(39,415)	(16,005)	(13,867)
Finance expense		29,083	18,819	13,387
Impairment of intangible assets		30,882	0	0
Amortization of intangible assets		33,046	23,646	11,550
Share-based compensation expense		51,683	49,733	44,165
Income- tax expense		23,448	27,201	32,439
Profit after tax		140,148	137,308	132,101
TSLU [member]
Disclosure of operating segments [Line Items]
Adjusted cost of revenue	[1],[2]	234,583	222,985	200,401
Segment gross profit		171,497	153,182	116,971
MRHP [member]
Disclosure of operating segments [Line Items]
Adjusted cost of revenue	[1],[2]	183,211	168,511	125,624
Segment gross profit		136,069	109,735	92,113
HCLS [member]
Disclosure of operating segments [Line Items]
Adjusted cost of revenue	[1],[2]	113,259	134,012	131,915
Segment gross profit		52,639	53,345	63,739
BFSI [member]
Disclosure of operating segments [Line Items]
Adjusted cost of revenue	[1],[2]	258,000	209,399	184,069
Segment gross profit		164,788	134,774	122,203
Operating segments [member] | TSLU [member]
Disclosure of operating segments [Line Items]
Revenue		406,080	376,167	317,372
Revenue less repair payments (non-GAAP)		406,080	376,167	317,372
Operating segments [member] | MRHP [member]
Disclosure of operating segments [Line Items]
Revenue		319,280	278,246	217,737
Revenue less repair payments (non-GAAP)		319,280	278,246	217,737
Operating segments [member] | HCLS [member]
Disclosure of operating segments [Line Items]
Revenue		165,898	187,357	195,654
Revenue less repair payments (non-GAAP)		165,898	187,357	195,654
Operating segments [member] | BFSI [member]
Disclosure of operating segments [Line Items]
Revenue		461,883	406,413	389,226
Payments to repair centers		39,095	62,240	82,954
Revenue less repair payments (non-GAAP)		422,788	344,173	306,272
Reconciling item [member]
Disclosure of operating segments [Line Items]
Revenue	[3]	(29,776)	(23,921)	(10,189)
Revenue less repair payments (non-GAAP)	[3]	(29,776)	(23,921)	(10,189)
Adjusted cost of revenue	[1],[2],[3]	6,733	(3,678)	5,046
Segment gross profit	[3]	$ (36,509)	$ (20,243)	$ (15,235)

[1]	Adjusted cost of revenue under reconciling items includes inter and intra segment eliminations and unallocated expenses.
[2]	Excludes share-based compensation expense.
[3]	Revenue under reconciling items includes inter and intra segment eliminations and impact of foreign exchange fluctuations.